UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JS Oliver Capital Management, L.P.
Address: 4370 La Jolla Village Drive
         Suite 660
         San Diego, CA  92122

13F File Number:  028-11226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian O. Mausner
Title:     CEO & Senior Portfolio Manager
Phone:     (858) 756-8370

Signature, Place, and Date of Signing:

  /s/  Ian O. Mausner     San Diego, CA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $47,089 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106      332     1325 SH       SOLE                     1325        0        0
AMERICAN TOWER CORP NEW        COM              03027X100      306     3955 SH       SOLE                     3955        0        0
APPLE INC                      COM              037833100      614     1154 SH       SOLE                     1154        0        0
BANCO BILBAO VIZCAYA ARGENTA   SPONSORED ADR    05946K101      419    44500 SH       SOLE                    44500        0        0
BANCO SANTANDER SA             ADR              05964H105     1254   153434 SH       SOLE                   153434        0        0
BANK OF AMERICA CORPORATION    COM              060505104      250    21500 SH       SOLE                    21500        0        0
BB&T CORP                      COM              054937107      233     8000 SH       SOLE                     8000        0        0
BOEING CO                      COM              097023105     2774    36805 SH       SOLE                    36805        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      183    11000 SH       SOLE                    11000        0        0
COSTCO WHSL CORP NEW           COM              22160K105      445     4505 SH       SOLE                     4505        0        0
CREDIT SUISSE NASSAU BRH       ETN LKD 32       22542D571      947    43310 SH       SOLE                    43310        0        0
GENERAL ELECTRIC CO            COM              369604103     3229   153835 SH       SOLE                   153835        0        0
GOOGLE INC                     CL A             38259P508      332      470 SH       SOLE                      470        0        0
HEWLETT PACKARD CO             COM              428236103      287    20150 SH       SOLE                    20150        0        0
INTEL CORP                     COM              458140100     4182   202800 SH       SOLE                   202800        0        0
ISHARES TR                     NASDQ BIO INDX   464287556      325     2365 SH       SOLE                     2365        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      385     8000 SH       SOLE                     8000        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646     2605    24700 SH       SOLE                    24700        0        0
JOHNSON & JOHNSON              COM              478160104     3400    48500 SH       SOLE                    48500        0        0
JPMORGAN CHASE & CO            COM              46625H100     7002   159255 SH       SOLE                   159255        0        0
MERCK & CO INC NEW             COM              58933Y105      532    13000 SH       SOLE                    13000        0        0
ORACLE CORP                    COM              68389X105      293     8780 SH       SOLE                     8780        0        0
PFIZER INC                     COM              717081103      702    28000 SH       SOLE                    28000        0        0
PHILIP MORRIS INTL INC         COM              718172109      203     2430 SH       SOLE                     2430        0        0
POWERSHS DB MULTI SECT COMM    PS DB AGRICUL FD 73936B408     1946    69640 SH       SOLE                    69640        0        0
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705      349    18100 SH       SOLE                    18100        0        0
PROSHARES TR                   PSHS ULT S&P 500 74347R107      486     8050 SH       SOLE                     8050        0        0
PROSHARES TR                   PSHS ULTRA QQQ   74347R206      501     9135 SH       SOLE                     9135        0        0
QUALCOMM INC                   COM              747525103      580     9380 SH       SOLE                     9380        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      221     1365 SH       SOLE                     1365        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      260     1823 SH       SOLE                     1823        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      744    19925 SH       SOLE                    19925        0        0
UGI CORP NEW                   COM              902681105      556    17000 SH       SOLE                    17000        0        0
UNITED STATES NATL GAS FUND    UNIT PAR $0.001  912318201      319    16900 SH       SOLE                    16900        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     2592    32000 SH       SOLE                    32000        0        0
VANGUARD SCOTTSDALE FDS        SHRT-TERM CORP   92206C409     2586    32200 SH       SOLE                    32200        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      649    15000 SH       SOLE                    15000        0        0
WELLS FARGO & CO NEW           COM              949746101     3435   100500 SH       SOLE                   100500        0        0
WESTERN ALLIANCE BANCORP       COM              957638109      631    59949 SH       SOLE                    59949        0        0
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